Notes to the consolidated statements of income - Impacts of COVID-19 (Details) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Disclosure of grants
Government grants	€ 2,694	€ 181,404
US
Disclosure of grants
Remaining amount of government grants received	€ 682			$ 741	€ 5,723	$ 6,104
U.S. Department of Health and Human Services
Disclosure of grants
Amount of funds received		€ 212,344	$ 232,175